Other (losses) / income, net (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Exchange (loss), net | $		$ (46)		$ (75)		$ (75)
Rental income | $		32		80		84
Total | $		$ (14)		$ 5		$ 9
ZHEJIANG TIANLAN
(Loss) on disposal of property, plant and equipment			¥ 0		¥ (15)		¥ 0
Subsidy income			2,262		3,360		2,617
Sales of scrapped materials			37		3		6
Investment income			(405)		412		0
Others			(7)		(304)		150
Other income, net			1,887		3,456		2,773
ZHEJIANG JIAHUAN
Government grant			4,350		3,115		200
Rental income	[1]		1,316		1,271		901
Interest income			4		54		44
Sundry income			176		152		263
Other income, net			¥ 5,846		¥ 4,592		¥ 1,408

[1]	Rental income under operating leases is recognized on a straight-line basis over the term of the relevant lease.